Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2—LIQUIDITY AND GOING CONCERN

As of September 30, 2025, the Company had cash and cash equivalents of $3.9 million, positive working capital of $13.0 million, and total stockholders’ deficit of $1.7 million. For the nine months ended September 30, 2025, the Company incurred a net loss of $17.9 million and used $11.1 million of cash in operating activities. Management has assessed the going concern assumptions of the Company during the preparation of these condensed consolidated financial statements.

The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

NOTE 2 — LIQUIDITY AND GOING CONCERN

As of December 31, 2024, the Company had approximately $3.9 million of working capital including $5.6 million of cash and cash equivalents. Management has assessed the going concern assumptions of the Company during the preparation of these consolidated financial statements.

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Historically, the Company’s primary source of funding to support operations has been cash flows from operations.